Income Tax - Unrecognized Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Unrecognized Tax Benefits [Abstract]
Balance at January 1	¥ 0		¥ 0
Additions based on tax positions related to current year	1,901	$ 276	0
Balance at December 31	¥ 1,901	$ 276	¥ 0